Fair value measurement - Assets and liabilities (Details) - Recurring ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Fair value measurement
Consideration payable for acquisition-current	¥ (2,574)
Total	(2,574)
Level 3 Inputs
Fair value measurement
Consideration payable for acquisition-current	(2,574)
Total	¥ (2,574)